Financial risk management and fair values - Remaining Contractual Maturities Of Group's Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	¥ 3,402,237	¥ 3,019,302	¥ 3,072,991
Trade and other payables	3,402,237	3,019,302	3,072,991
Loans and borrowings, undiscounted cash flows	7,792	7,850	7,694
Loans and borrowings	7,259	7,215	6,948
Lease liabilities, undiscounted cash flows	1,363,115	965,129	706,323
Lease liabilities	1,245,305	885,734	651,065
Total	4,773,144	3,992,281	3,787,008
Total carrying amount	4,654,801	3,912,251	3,731,004
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	3,389,826	3,019,302	3,072,991
Loans and borrowings, undiscounted cash flows	935	216	645
Lease liabilities, undiscounted cash flows	457,747	334,778	263,332
Total	3,848,508	3,354,296	3,336,968
More than 1 year but less than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities
Loans and borrowings, undiscounted cash flows	2,360	918	845
Lease liabilities, undiscounted cash flows	403,679	259,948	188,172
Total	406,039	260,866	189,017
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	12,411
Loans and borrowings, undiscounted cash flows	4,497	6,716	6,204
Lease liabilities, undiscounted cash flows	399,187	260,188	215,398
Total	416,095	266,904	221,602
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Lease liabilities, undiscounted cash flows	102,502	110,215	39,421
Total	¥ 102,502	¥ 110,215	¥ 39,421